BORROWING ARRANGEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Outstanding Borrowings

Outstanding borrowings were as follows at September 30, 2013 and December 31, 2012 (in thousands):

	September 30, 2013	December 31, 2012
Term loans	$784,075	$-
Tranche B and Series C new term loans	-	430,474
Senior subordinated notes	-	300,000
Senior notes	-	197,810

Total	784,075	928,284
Deferred financing costs and original issue discount	(18,631)	(21,641)

Total debt	765,444	906,643
Less current maturities	7,900	2,036

Long-term debt	$757,544	$904,607

Long-term debt consists of the following (in thousands):

	December 31,
	2011	2012
Tranche B term loans	$350,946	$346,111
Series C new term loans	-	84,363
Senior subordinated notes	300,000	300,000
Senior notes	174,055	197,810
Original issue discount	(10,656)	(8,012)
Deferred financing costs	(15,088)	(13,629)

Total debt	799,257	906,643
Less current maturities	4,814	2,036

Long-term debt	$794,443	$904,607

Future Minimum Payments of Long-Term Debt	The future principal payments under the new term loan at September 30, 2013 are as follows (in millions):

Remainder of 2013	$2.0
2014	7.9
2015	7.9
2016	7.9
2017	7.9
Thereafter	750.5

$784.1

Future minimum payments as of December 31, 2012 of long-term debt, prior to our debt refinancing in January 2013, are as follows for the years ending December 31 (in thousands):

2013	$2,036
2014	4,500
2015	342,125
2016	850
2017	80,963
Thereafter	410,000

Total future principal payments	$840,474